Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Borrowings [Text Block]
11.	OTHER BORROWINGS

Other borrowings consist of advances from the FHLB and subordinated debt as follows:

			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2018	2017
Fixed-rate amortizing	07/01/25	10/01/28	4.06%	4.02%	4.47%	$555	$20,817
Junior subordinated debt	12/21/37	12/21/37	3.83%	3.05%	4.19%	8,248	8,248

Total						$8,803	$29,065

The scheduled maturities of other borrowings are as follows:

(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2019	$154	4.06%
2020	113	4.06%
2021	85	4.06%
2022	63	4.06%
2023	47	4.06%
Beyond 2023	8,341	3.83%

Total	$8,803	3.84%

Fixed-rate amortizing advances from the FHLB require monthly principal and interest payments and an annual
20
percent pay-down of outstanding principal. Monthly principal and interest payments are adjusted after each
20
percent pay-down. Under the terms of a blanket agreement, FHLB borrowings are secured by certain qualifying assets of the Company which consist principally of first
mortgage loans or mortgage-backed securities. Under this credit arrangement, the Company has a remaining borrowing capacity of approximately
$211.7
million at
December 31, 2018.

The Company formed a special purpose entity (“Entity”) to issue
$8.0
million of floating rate, obligated mandatorily redeemable securities, and
$248,000
in common securities as part of a pooled offering. The rate adjusts quarterly, equal to LIBOR plus
1.67%.
The Entity
may
redeem them, in whole or in part, at face value. The Company borrowed the proceeds of the issuance from the Entity in
December 2006
in the form of an
$8.3
million note payable, which is included in the other borrowings on the Company’s Consolidated Balance Sheet.